Accumulated Other Comprehensive Loss, Reclassifications out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ 42,107	$ 40,665	$ 36,508
Income tax (benefit) expense	18,209	33,602	25,689
Net income	61,445	43,145	42,601
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Net income	486	299	401
Unrealized Gains on Securities Available for Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Realized gain on securities transactions	0	0	668
Income tax (benefit) expense	0	0	(267)
Net income	0	0	401
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Income tax (benefit) expense	(170)	100	0
Net income	486	299	0
Amortization of Net Actuarial Gain (Loss) [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	556	289	90
Amortization of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Abstract]
Salaries and employee benefits	$ 100	$ (90)	$ (90)